Apr. 10, 2017
American Century Capital Portfolios Prospectus | AC ALTERNATIVES INCOME FUND

American Century Capital Portfolios, Inc. Summary Prospectus and Prospectus Supplement AC Alternatives® Income Fund
Supplement dated May 2, 2017 ■ Summary Prospectus and Prospectus dated April 10, 2017
Effective March 31, 2017, Arrowpoint Asset Management, LLC changed its name to ArrowMark Colorado Holdings LLC. Accordingly, all references in the summary prospectus and prospectus to "Arrowpoint Asset Management, LLC" or "Arrowpoint" are hereby replaced with "ArrowMark Colorado Holdings LLC" and "ArrowMark", respectively.
The following replaces the investment strategy and underlying subadvisor table in the Principal Investment Strategies section on page 3 of the summary prospectus and page 4 of the prospectus.

Investment Strategy	Underlying Subadvisor
Opportunistic Corporate Credit	ArrowMark Colorado Holdings LLC
Structured Credit	Good Hill Partners LP
Corporate Credit	Bain Capital Credit, LP
Real Estate	Timbercreek Asset Management (U.S.) LLC
Overlay and Trading Strategies	PWP